Financial Information of the Parent Company (Tables)	12 Months Ended
Oct. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Schedule of Parent Company Balance Sheets

PARENT COMPANY BALANCE SHEETS

	October 31, 2025	October 31, 2024
ASSETS
Current assets
Cash	$64,182	$85,297
Prepaid expenses, current	1,402,714	—
Interest receivable	10,500	—
Due from intercompany entity	1,395,600	6,000
Non-current assets
Investment in subsidiaries	$5,534,567	$5,696,012
Prepaid expenses, non-current	105,000	—
Loan receivable	350,000	—
Deferred IPO cost	—	967,793
Deferred offering cost	19,884	—
Total assets	$8,882,447	$6,755,102

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accounts payable	$24,000	$—
Due to intercompany entity	1,130,776	1,737,793
Total liabilities	$1,154,776	$1,737,793

Shareholders’ equity
Class A Ordinary shares (US$0.0001 par value, 495,000,000 shares authorized, 11,250,000 and 10,000,000 shares issued and outstanding as of October 31, 2025 and 2024, respectively)	1,125	1,000
Class B Ordinary shares (US$0.0001 par value, 5,000,000 shares authorized, 5,000,000 shares issued and outstanding as of October 31, 2025 and 2024, respectively)	500	500
Subscription receivable	(1,500)	(1,500)
Additional paid-in capital	4,222,882	1,210,094
Statutory reserve	512,732	402,621
Retained earnings	3,118,706	3,551,019
Accumulated other comprehensive loss	(126,774)	(146,425)
Total shareholders’ equity	7,727,671	5,017,309
Total liabilities and shareholders’ equity	$8,882,447	$6,755,102

Schedule of Parent Company Statements of Income and Comprehensive Income

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the years ended October 31,
	2025	2024	2023
OPERATING EXPENSES	$(1,388,694)	$(247,164)	$(231,540)
INCOME FROM SUBSIDIARIES	1,066,492	2,350,521	2,091,153

NET (LOSS) INCOME	(322,202)	2,103,357	1,859,613
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	19,651	99,298	(67,065)
COMPREHENSIVE (LOSS) INCOME	$(302,551)	$2,202,655	$1,792,548

Schedule of Parent Company Statements of Cash Flows

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the years ended October 31,
	2025	2024	2023
Net cash used in operating activities	$(2,682,408)	$(27,163)	$(31,540)
Net cash used in investing activities	(1,750,100)	(4,000)	(2,000)
Net cash provided by financing activities	4,141,180	105,000	45,000